Risk management	12 Months Ended
Dec. 31, 2023
Risk Management
Risk management

5	Risk management

5.1	Financial Risk Management

Financial risk factors

The Company's activities are affected by the Brazilian economic scenario, making it exposed to market risk (exchange rate and interest rate), credit risk and liquidity risk. Financial risk management is focused on the unpredictability of financial markets and seeks to minimize potential adverse effects on financial performance.

The Company has not utilized derivative instruments in any of the reported periods.

(a)	Market risk

Foreign currency risk

Foreign exchange exposure implies market risks associated with currency fluctuations, since the Company has foreign currency-denominated liabilities, arising from long-term funding, in development institutions, at more attractive interest rates, in U.S. dollars and Yen.

The management of currency exposure considers several current and projected economic factors, besides market conditions.

This risk arises from the possibility that the Company may incur losses due to exchange rate fluctuations that would impact liability balances of foreign currency-denominated borrowings and financing and related financial expenses. The Company does not maintain hedge or swap contracts or any derivative financial instrument to hedge against this risk.

Part of the financial debt, totaling R$ 2,785,853 as of December 31, 2023 (R$ 2,809,441 as of December 31, 2022), is indexed to the U.S. dollar and Yen. The exposure to exchange risk is as follows:

	December 31, 2023		December 31, 2022
	Foreign currency (in thousands)	R$	Foreign currency (in thousands)	R$

Borrowings and financing – US$	280,188	1,356,474	191,022	996,695
Borrowings and financing – Yen	41,078,385	1,405,702	45,369,189	1,795,259
Interest and charges from borrowings and financing – US$		15,510		6,985
Interest and charges from borrowings and financing – Yen		8,167		10,502
Total exposure		2,785,853		2,809,441
Borrowing cost – US$		(37,520)		(31,037)
Borrowing cost – Yen		(2,442)		(2,646)
Total foreign-currency denominated borrowings (Note 17)		2,745,891		2,775,758

The 1.1% decrease in the balance of the foreign currency-denominated debt from December 31, 2023, compared to December 31, 2022, was mainly impacted by the depreciation of the US dollar and Yen against the Brazilian real. The table below shows the prices and exchange variations in the period:

	December 31, 2023	December 31, 2022	Variation
US$	R$ 4.8413	R$ 5.2177	-7.2%
Iene	R$ 0.03422	R$ 0.03957	-13.5%

Borrowings and financing decreased R$ 309,854 in 2023 (a decrease of R$ 488,614 in 2022), see Note 17 (ii). As of December 31, 2023, if the Brazilian real had depreciated or appreciated by 10 percentage points, in addition to the impacts already mentioned above, against the U.S. dollar and Yen with all other variables held constant, the effects on the result before funding costs in the year would have been R$ 278,586 in 2023 (R$ 280,944 in 2022), lower or higher.

The probable scenario below presents the effect on the income statements for the next 12 months considering the projected rates of the U.S. dollar and the Yen.

The Company understands that the scenario presented is reasonable, given the instability of the Brazilian real against the U.S. dollar and the Yen.

Probable scenario
(*)
Net currency exposure as of December 31, 2023 in US$ - Liabilities	280,188

US$ rate as of December 31, 2023	4.8413
Exchange rate estimated according to the scenario	5.0000
Difference between the rates	(0.1587)

Effect on the net financial result R$ - (loss)	(44,466)

Net currency exposure as of December 31, 2023 in Yen - Liabilities	41,078,385

Yen rate as of December 31, 2023	0.03422
Exchange rate estimated according to the scenario	0.03590
Difference between the rates	(0.00168)

Effect on the net financial result R$ - (loss)	(69,012)

Total effect on the net financial result in R$ - (loss)	(113,478)

(*)	For the probable scenario in U.S. dollars and Yen, the exchange rates estimated for December 31, 2024, were used, according to the Focus-BACEN and B3’s Benchmark Rate report, of December 31, 2023, respectively.

Interest rate risk

This risk arises from the possibility that the Company could incur losses due to fluctuations in interest rates, increasing the financial expenses related to borrowings and financing.

The Company has not entered into any derivative contract to hedge against this risk; however continually monitors market interest rates, to evaluate the possible need to replace its debt.

The table below provides the borrowings and financing subject to different inflation adjustment indices:

	December 31, 2023	December 31, 2022
CDI(i)	9,966,111	9,251,150
TR(ii)	1,684,711	1,635,587
IPCA(iii)	3,038,378	3,073,435
TJLP(iv)	1,365,806	1,433,029
SOFR(v)	1,356,473	996,697
Interest and charges	392,906	424,856
Total	17,804,385	16,814,754

(i)	CDI – (Certificado de Depósito Interbancário), an interbank deposit certificate
(ii)	TR – Interest Benchmark Rate
(iii)	IPCA – (Índice Nacional de Preços ao Consumidor Amplo), a consumer price index
(iv)	TJLP – (Taxa de Juros a Longo Prazo), a long-term interest rate index
(v)	SOFR – Secured Overnight Financing Rate

Another risk to which the Company is exposed, is the mismatch of inflation adjustment indices of its debts with those of its service revenues. Tariff adjustments of services provided do not necessarily follow the increases in the inflation indexes to adjust borrowings, financing and interest rates affecting indebtedness

As of December 31, 2023, if interest rates on borrowings and financing had been 1 percentage point higher or lower with all other variables held constant, the effects on profit before taxes for the year would have been R$ 178,044 (R$ 168,148 in 2022) lower or higher, mainly as a result of lower or higher interest expense on floating rate borrowings and financing.

(b)       Credit risk

Credit risk is related to cash and cash equivalents, financial investments, as well as credit exposures to wholesale basis and retail customers, including accounts receivable, restricted cash and accounts receivable from related parties. Credit risk exposure to customers is mitigated by sales to a dispersed base.

The maximum exposure to credit risk as of December 31, 2023 is the carrying amount of instruments classified as cash and cash equivalents, financial investments, restricted cash, trade receivables and accounts receivable from related parties in the balance sheet date. See additional information in Notes 7, 8, 9, 10 and 11.

Regarding the financial assets held with financial institutions, the credit quality was assessed by reference to external credit ratings (if available) or historical information about the bank’s default rates. For the credit quality of the banks, such as deposits and financial investments, the Company assesses the rating published by three main international agencies (Fitch, Moody's and S&P), as follows:

Banks	Fitch	Moody's	Standard Poor's
Banco do Brasil S/A	AAA(bra)	AAA.br	-
Banco Santander Brasil S/A	-	AAA.br	brAAA
Brazilian Federal Savings Bank	AAA(bra)	AAA.br	brAAA
Banco Bradesco S/A	AAA(bra)	AAA.br	brAAA
Banco Itaú Unibanco S/A	AAA(bra)	AAA.br	-
Banco BV	-	AA.br	brAAA
Banco BTG Pactual S/A	AAA(bra)	AAA.br	brAAA

The rating assessment disclosed by Fitch, for deposit transactions and financial investments in local currency is as follows:

	December 31, 2023	December 31, 2022
Cash and cash equivalents and financial investments
AA(bra)	-	2,237,629
AAA(bra)	2,940,690	1,011,685
Others (*)	324,546	296,044
	3,265,236	3,545,358

(*)	As of December 31, 2023, this category includes R$ 322,241 (R$ 289,908 as of December 31, 2022) referring to Banco BV, current accounts, and financial investments, which are not rated by Fitch.

(c)       Liquidity risk

Liquidity is primarily reliant upon cash provided by operating activities and borrowings and financing obtained in the local and international capital markets, as well as the payment of debts. The management of this risk considers the assessment of its liquidity requirements to ensure it has sufficient cash to meet its operating and capital expenditures needs.

The funds held are invested in interest-bearing current accounts, time deposits and securities, with instruments with appropriate maturity or liquidity sufficient to provide margin as determined by the projections mentioned above.

The table below shows the financial liabilities, by maturity, including the installments of principal and future interest. For agreements with floating interest rates, the interest rates used correspond to the base date of December 31, 2023.

	2024	2025	2026	2027	2028	2029 onwards	Total
As of December 31, 2023

Liabilities
Borrowings and financing	4,242,785	3,793,478	3,444,022	3,345,107	2,454,561	10,862,692	28,142,645
Trade payables and contractors	456,215	-	-	-	-	-	456,215
Services payable	750,732	-	-	-	-	-	750,732
Public-Private Partnership – PPP	488,086	449,838	464,863	480,389	496,434	6,210,305	8,589,915
Program Contract Commitments	21,622	1,215	1,215	1,215	1,215	11,550	38,032
Total	5,959,440	4,244,531	3,910,100	3,826,711	2,952,210	17,084,547	37,977,539

Cross default

The Company has borrowings and financing agreements including cross default clauses, i.e., the early maturity of any debt may imply the early maturity of these agreements. The indicators are continuously monitored to avoid the execution of these clauses, and the most restrictive ones are showed in Note 17 (c).

(d)       Sensitivity analysis on interest rate risk

The table below shows the sensitivity analysis of the financial instruments, prepared in accordance with IFRS 7, in order to evidence the balances of main financial assets and liabilities, calculated at a rate projected for the twelve-month period after December 31, 2023, or until the final settlement of each contract, whichever occurs first, considering a likely scenario.

The purpose of the sensitivity analysis is to measure the impact of changes in the market on the financial instruments, considering constant all other variables. At the time of settlement the amounts can be different from those presented, due to the estimates used in the measurement.

December 31, 2023
Indicators	Exposure	Probable scenario

Assets
CDI	3,233,218	10.0400%(**)
Financial income		324,615

Liabilities
CDI	(9,966,111)	10.0400%(**)
Interest to be incurred		(1,000,598)

CDI net exposure	(6,732,893)	(675,983)

Liabilities
TR	(1,684,711)	0.0064%(**)
Expenses to be incurred		(108)

IPCA	(3,038,378)	3.9000%(*)
Expenses to be incurred		(118,497)

TJLP	(1,365,806)	6.4300%(*)
Interest to be incurred		(87,821)

SOFR (***)	(1,356,473)	4.8193%(**)
Interest to be incurred		(65,373)

Total expenses to be incurred, net		(947,782)

(*)	Source: BACEN of December 31, 2023
(**)	Source: B3 of December 31, 2023
(***)	Source: Bloomberg

5.2	Capital management

The Company’s objectives when managing capital are to ensure it continues to increase investments in infrastructure, provide returns for shareholders and benefits for other stakeholders, and maintain an optimal capital structure to reduce the cost of capital.

Capital is monitored based on the leverage ratio, which corresponds to net debt divided by total capital (shareholders and providers of capital). Net debt corresponds to total borrowings and financing less cash and cash equivalents and financial investments. Total capital is calculated as total equity plus net debt, as shown in the statement of financial position.

	December 31, 2023	December 31, 2022

Total borrowings and financing (Note 17)	19,536,350	18,958,671
(-) Cash and cash equivalents (Note 7)	(838,484)	(1,867,485)
(-) Financial investments (Note 8)	(2,426,752)	(1,677,873)

Net debt	16,271,114	15,413,313
Total equity	29,857,376	27,333,533

Total (shareholders plus providers of capital)	46,128,490	42,746,846

Leverage ratio	35%	36%

5.3	Fair value estimates

The Company considers that balances from trade receivables (current) and trade payables by carrying amount less impairment approximate their fair values, considering the short maturity. Long-term trade receivables also approximate their fair values, as they will be adjusted by inflation and/or will bear contractual interest rates over time.

5.4	Financial instruments

The Company did not have financial assets classified as fair value through other comprehensive income and fair value through profit or loss. The financial instruments included in the amortized cost category comprise cash and cash equivalents, financial investments, restricted cash, trade receivables, balances with related parties, other assets and balances receivable from the Water National Agency (ANA), accounts payable to suppliers, borrowings and financing, services payable, balances payable deriving from the Public Private Partnership-PPP and program contract commitments, which are non-derivative financial assets and liabilities with fixed or determinable payments, not quoted in an active market, except for cash equivalents and financial investments.

The estimated fair values of the financial instruments were as follows:

Financial Assets

	December 31, 2023		December 31, 2022
	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	838,484	838,484	1,867,485	1,867,485
Financial investments	2,426,752	2,426,752	1,677,873	1,677,873
Restricted cash	54,944	54,944	37,474	37,474
Trade receivables	3,856,723	3,856,723	3,277,808	3,277,808
Water and Basic Sanitation National Agency – ANA	2,673	2,673	9,193	9,193
Other assets	196,065	196,065	212,674	212,674

Additionally, SABESP has financial instrument assets receivables from related parties, totaling R$1,196,545 as of December 31, 2023 (R$1,156,743 as of December 31, 2022), which were calculated under the conditions negotiated between related parties. The conditions and additional information related to these financial instruments are disclosed in Note 11. Part of this balance, totaling R$1,076,174 (R$1,060,040 as of December 31, 2022), refers to reimbursement of additional retirement and pension plan - G0, indexed by IPCA plus simple interest of 0.5% p.m. On the transaction date, this interest rate approximated that of National Treasury Notes (NTN-b) with a term similar to the terms of related-party transactions.

Financial liabilities

	December 31, 2023		December 31, 2022
	Carrying amount	Fair value	Carrying amount	Fair value
Borrowings and financing	19,536,350	19,950,055	18,958,671	19,260,133
Trade payables and contractors	456,215	456,215	430,946	430,946
Services payable	750,732	750,732	723,242	723,242
Program contract commitments	34,016	34,016	112,385	112,385
Public-Private Partnership - PPP	3,286,614	3,286,614	2,959,181	2,959,181

The criteria adopted to obtain the fair values of borrowings and financing are as follows:

(i)	Agreements with CEF (Brazilian Federal Savings Bank) were projected until their final maturities, at the average interest rate plus TR x DI and the average contractual term, were adjusted to present value by a funding rate specific for the Company in similar contracts, plus TR x DI, on the end of the reporting period. TR x DI rates were obtained with B3.

(ii)	The debentures were projected up to the final maturity date according to contractual rates (IPCA, DI, TJLP or TR), and adjusted to present value considering the future interest rate published by Brazilian Financial and Capital Markets Association (ANBIMA) in the secondary market, or by equivalent market rates, or the Company’s shares traded in the Brazilian market.

(iii)	Financing – BNDES corresponds to instruments valued at their carrying amount restated until the maturity date, and are indexed by the long-term interest rate (TJLP).

These financings have specific characteristics and conditions defined in the financing agreements with BNDES, between independent parties, and reflect the conditions for these types of financing. Brazil does not have a consolidated market of long-term debts with the same characteristics of BNDES financing; thus, the offering of credit to entities in general, with such long-term characteristics, is usually restricted to BNDES.

(iv)	Other financings in local currency are considered by the carrying amount restated until the maturity date, adjusted to present value at future market interest rates. The future rates used were obtained on the website of B3.

(v)	Agreements with IDB and IBRD were projected until final maturity in origin currency, using the contracted interest rates plus Secured Overnight Finance Rate (SOFR’s) future rate, obtained with Bloomberg, adjusted to present value using the exchange coupon curve obtained with B3, plus future Treasury Financial Bills (LFT), disclosed by ANBIMA in the secondary market. All the amounts obtained were translated into Brazilian reais at the exchange rate of December 31, 2023.

(vi)	Agreements with Japan International Cooperation Agency (JICA) were projected until final maturity in origin currency, using the contracted interest rates, translated to the U.S. dollar and adjusted to present value using the exchange coupon curve obtained with B3, plus future LFT, disclosed by ANBIMA in the secondary market. The amounts obtained were translated into Brazilian reais at the exchange rate of December 31, 2023.

(vii)	Lease and finance leases based on IFRS 16 correspond to instruments valued at their present value. Thus, the Company discloses the amount recorded as of December 31, 2023 as market value.

Financial instruments referring to financial investments and borrowings and financing are classified as Level 2 in the fair value hierarchy.

Considering the nature of other financial instruments, assets and liabilities, the balances recognized in the statement of financial position approximate the fair values, except for borrowings and financing, considering the maturities close to the end of the reporting date, comparison of contractual interest rates with market rates in similar operations at the end of the reporting period, their nature and maturity terms.